Operating Leases - Summary of supplemental cash flow information related to leases (Detail) ¥ in Thousands	12 Months Ended
Dec. 31, 2022 CNY (¥)
Cash paid for amounts included in measurement of liabilities:
Operating cash flows payment from operating leases	¥ 12,604
Right-of-use assets obtained in exchange for lease liabilities:
Operating leases	¥ 2,796